Commitments and Contingencies (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 21, 2013
Commitments and Contingencies
Rental expense inclusive of operating leases	$ 1,029,000	$ 720,000
Operating lease expense	0
Letter of credit as a security deposit for the leased facilities	1,829,000
Letter of credit collateralized as restricted cash	1,829,000
Term of lease	11 years
Future minimum lease payments			2,296,000			42,200,000
Capital Expenditures
Amount spent on additions to property and equipment	2,986,000	2,671,000	3,808,000	3,442,000	1,116,000
Unconditional Purchase Obligations
Unconditional purchase obligations for contracts related to infrastructure services and contractual commitments for marketing services	2,250,000		3,409,000
Maturity of unconditional purchase obligations
Remainder of 2013	991,000
2013			2,274,000
2014	1,063,000		943,000
2015	196,000		192,000
Legal Matters
Reserves related to litigation	0
Indemnifications
Standard maximum aggregate obligation and liability to any one customer for all claims	10,000		10,000
Indemnification obligation	0		0
Servers and related hardware
Capital Expenditures
Amount spent on additions to property and equipment	$ 2,000,000	$ 2,100,000	$ 2,575,000	$ 1,900,000